Tanbreez Acquisition (Details)	Apr. 29, 2026 USD ($)
Tanbreez Acquisition [Line Items]
Percentage of ownership	92.50%
Interest rate	7.50%
proportion interest percentage	50.50%
Acquisition [Member]
Tanbreez Acquisition [Line Items]
Interest rate	42.00%
proportion interest percentage	7.50%
Equity Instruments [Member]
Tanbreez Acquisition [Line Items]
Interest rate	42.00%
Additional interest rate	50.50%
Tanbreez Mining Greenland [Member] | Bottom of range [member]
Tanbreez Acquisition [Line Items]
Percentage of ownership	42.00%
Tanbreez Mining Greenland [Member] | Top of range [member]
Tanbreez Acquisition [Line Items]
Percentage of ownership	92.50%
CRML [Member]
Tanbreez Acquisition [Line Items]
Interest rate	42.00%
CRML [Member] | Acquisition [Member]
Tanbreez Acquisition [Line Items]
Interest rate	42.00%
EUR [Member]
Tanbreez Acquisition [Line Items]
Interest rate	7.50%
Tanbreez [Member]
Tanbreez Acquisition [Line Items]
Percentage of ownership	50.50%
Additional interest rate	50.50%
Interest value	$ 165
proportion interest percentage	7.50%
E&E Asset [Member]
Tanbreez Acquisition [Line Items]
Additional interest rate	50.50%